Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Taxation
Schedule of Current and Deferred Portions of Income Tax Expense

	Years ended December 31,
(In thousands)	2019	2020	2021
Current income tax expenses	315	183	53
Deferred income tax expenses/(benefits)	4,361	966	(178)
Income tax expenses/(benefits)	4,676	1,149	(125)

Summary of Aggregate Amount and Per Share Effect of Tax Holiday

	Years ended December 31,
	2019	2020	2021
Aggregate dollar effect (in thousands)	(3,856)	197	4,100
Per share effect—basic	(0.01)	(0.00)	0.01
Per share effect—diluted	(0.01)	(0.00)	0.01

Reconciliation of Total Tax (Benefits)/Expenses

	Years ended December 31,
(In thousands)	2019	2020	2021
Income tax (benefits)/expenses at PRC statutory rate (based on statutory tax rate applicable to enterprises in China)	(11,886)	(3,736)	246
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	788	787	2,571
Non-deductible expenses	228	101	47
Effect of Super Deduction	(1,920)	(733)	(2,262)
Effect of tax holidays and tax concessions	3,856	(197)	(4,100)
Change in valuation allowance of deferred tax assets	13,180	4,704	3,507
Expiration of tax loss	400	84	—
Others	30	139	(134)
Income tax expenses/(benefits)	4,676	1,149	(125)

Summary of Changes in Deferred Tax Asset and Liability Balances

(In thousands)	December 31, 2020	December 31, 2021
Deferred tax assets:
Net operating losses carried forward (note a)	32,458	39,188
Impairment of long-term equity investments	4,233	4,245
Impairment of other receivables	1,858	1,536
Impairment of accounts receivable	1,451	402
Impairment of inventories	540	70
Allowance for advances to suppliers	369	137
Impairment of property and equipment	15	2
Valuation allowance	(40,924)	(45,580)
Deferred tax assets, net (note b)	—	—

Deferred tax liabilities:
Deferred credit arising from an asset acquisition	(1,085)	(930)

Notes:

(a)

As of December 31, 2021, the accumulated net operating loss of USD5,875,000 of the Group’s subsidiaries incorporated in Hong Kong can be carried forward indefinitely to offset future taxable income, the remaining accumulated net operating loss of USD221,906,000 mainly arose from the Company’s subsidiaries, VIE and VIE’s subsidiaries established in the PRC, which can be carried forward to offset future taxable income and will expire during the period from 2022 to 2030.

Schedule of Deferred Tax Assets and Liabilities Balances	Deferred tax liabilities

(In thousands)	2020	2021
Within one year	176	180
After one year	909	750
	1,085	930

Schedule of Movement of Valuation Allowance

	Years ended December 31,
(In thousands)	2019	2020	2021
Beginning balance	20,181	34,257	40,924
Additions	13,180	4,704	3,507
Exchange difference	896	1,963	1,149
Ending balance	34,257	40,924	45,580